Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Galena	Dec. 31, 2011 Galena	Dec. 31, 2012 Galena Stock Option	Dec. 31, 2011 Galena Stock Option	Dec. 31, 2012 Former Senior Vice President and Chief Scientific Officer	May 23, 2007 Stock options 2007 Plan Galena
Related Party Transactions Supervisory And Other Services [Line Items]
Issuance of common stock in exchange for patent and technology rights, shares	1,394,997						1,394,997
Stock options granted								$ 26,416
Options granted vest term			10 years
Fair market value of stock options granted			28,000	5,000
Expense (Income) from stock options	$ 114,000	$ (79,000)			$ 93,500	$ (159,000)